Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Profit or Loss and Comprehensive Income
Other income	€ 9,452,000	€ 1,933,000	€ 5,761,000
Research and development costs	(38,135,000)	(46,491,000)	(29,514,000)
General and administrative costs	(13,685,000)	(12,887,000)	(12,540,000)
Total operating costs	(51,820,000)	(59,378,000)	(42,054,000)
Operating result	(42,368,000)	(57,445,000)	(36,293,000)
Financial (expense) and income	(3,716,000)	402,000	(792,000)
Results related to financial liabilities measured at fair value through profit or loss	(84,000)
Results related to associates	(322,000)	429,000
Result before corporate income taxes	(46,490,000)	(56,614,000)	(37,085,000)
Corporate income taxes	(124,000)	(132,000)	(1,000)
Result for the year	(46,614,000)	(56,746,000)	(37,086,000)
Other comprehensive income
Items that will never be reclassified to profit or loss
Items that are or may be reclassified to profit or loss
Foreign operations – foreign currency translation differences	(340,000)	43,000	(28,000)
Total comprehensive loss (attributable to equity holders of the Company)	(46,954,000)	(56,703,000)	(37,114,000)
Result attributable to
Owners of the Company	(46,565,000)	(56,480,000)	(36,894,000)
Non-controlling interests	(49,000)	(266,000)	(192,000)
Result for the year	€ (46,614,000)	€ (56,746,000)	€ (37,086,000)
Share information
Weighted average number of shares outstanding	50,060,565	41,037,244	34,052,520
Earnings per share for result attributable to the equity holders of the Company (expressed in Euro per share)
Basic and diluted loss per share	€ (0.93)	€ (1.38)	€ (1.08)